RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF RELATED PARTY TRANSACTIONS

In addition to those related party transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Amounts received (paid) per the following:

Income from services
Asset management fee	(a)	553,648	-	-
Custody service income	(b)	-	-	4,108
Exchange revenue	(c)	55,938	23,103	-
Services agreement with a shareholder	(d)	32,805	148,201	151,288

Financing costs
Interest charged on shareholder loans	(e)	-	(277,959)	(1,333,480)
Interest charged on notes payable	(f)	-	(17,855)	(57,064)
Interest charged on convertible bond	(g)	-	(44,493)	-

Other transactions
Investment into BPAM	(h)	2,000,000	-	-
Subscription to convertible bond	(g)	-	1,530,000	-
Shares subscribed by employees for cash	(i)	-	120,185	-
Exchange promotion rewards	(j)	-	(108,302)	-
Shares issued to an existing shareholder	(k)	-	-	(155,030)

SCHEDULE OF AMOUNT DUE FROM SHAREHOLDERS
Name	Maximum amount outstanding during the year ended 31 March 2022	At 31 March 2022	At 31 March 2021
	USD	USD	USD
DHC Investments Limited	36,962	-	36,962
Various	1	1	1
		1	36,963

SCHEDULE OF AMOUNT DUE TO DIRECTORS
Name	Maximum amount outstanding during the year ended 31 March 2022	At 31 March 2022	At 31 March 2021
	USD	USD	USD
Richard Byworth	12,241	-	6,241
Paul Ewing	812	-	544
		-	6,785

SCHEDULE OF LOANS FROM SHAREHOLDERS

		At 31 March 2022	At 31 March 2021
	Notes	USD	USD
1 April		-	10,711,563
Loans advanced		-	100,000

Loan repayment:
Loan settled through sale of Solutions Business	33	-	(6,000,000)
Loan repayments settled in cash		-	(3,949,050)
Loan settled in shares	a	-	(650,000)
Loan converted to convertible bond		-	(100,000)

Interest repayment:
Interest charged	8	-	277,959
Interest repayments settled in cash		-	(318,166)
Interest settled in shares	a	-	(72,306)
		-	-

SCHEDULE OF KEY MANAGEMENT COMPENSATION

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Fees	170,000	75,000	-
Basic salaries, allowances and all benefits-in-kind	3,621,818	2,532,911	2,029,445
Pension costs - defined contribution plans	151,328	62,877	14,055
Share-based payments	6,363,957	18,312,630	7,392,836
	10,307,103	20,983,418	9,436,336